FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: MARCH 31, 1999

        Check here if Amendment |_|: Amendment Number: __________________

        This Amendment (Check only one.):

                              |_| is a restatement

                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
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Title:
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Phone:         212-558-9697
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Signature, Place, and Date of Signing:

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        77

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Form 13F Information Table Value Total:
                                          $279,825 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-7420
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Name      Jeffrey Halis
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

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AF Bankshares                  COM              043893106      140    11700 SH       SOLE                    11700
Associated  Bank Corp.         COM              045487105     4461   139680 SH       SOLE                   139680
Brookline Bancorp              COM              113739106     1633   143591 SH       SOLE                   143591
CFS Bancorp                    COM              12525D102     1142   108720 SH       SOLE                   108720
Camco Financial corp.          COM              132618109      552    39394 SH       SOLE                    39394
Commercial Federal             COM              201647104     5146   221928 SH       SOLE                   221928
Community Bank Shares of IN    COM              203599105      186    11355 SH       SOLE                    11355
Cooperative S&L                COM              216844100      799    66624 SH       SOLE                    66624
East Texas Fin Service         COM              275572105      650    59100 SH       SOLE                    59100
Empire Federal Bancorp         COM              291657104      340    29100 SH       SOLE                    29100
Fidelity Bankshares, Inc.      COM              315919100      784    43570 SH       SOLE                    43570
Fidelity Financial of Ohio     COM              31614P107     2199   179548 SH       SOLE                   179548
First Citizens Bancshares      COM              31946M103     2331    28778 SH       SOLE                    28778
First Federal Bankshares-IA    COM              319967105     1070    56686 SH       SOLE                    56686
First Independence             COM              32054B103      258    24000 SH       SOLE                    24000
First Source Bancorp           COM              33620P105      189    23676 SH       SOLE                    23676
Guaranty Fed Bancshares        COM              401081104      280    25272 SH       SOLE                    25272
Harbor Fed Svgs                COM              411510100     4061   318498 SH       SOLE                   318498
Harris Financial Inc.          COM              414570101     1549   128400 SH       SOLE                   128400
Homestead Bancorp              COM              437698103      372    45778 SH       SOLE                    45778
Landmark Bancshares            COM              514928100     1031    50600 SH       SOLE                    50600
Leeds Federal Bankshares Inc.  COM              52422P105     2189   175150 SH       SOLE                   175150
Liberty - MO                   COM              531204105     1798   102738 SH       SOLE                   102738
Liberty Bancorp                COM              529905101     2873   290900 SH       SOLE                   290900
Lincoln Bancorp                COM              532879103      670    64174 SH       SOLE                    64174
Niagara Bancorp                COM              652914102      915    91500 SH       SOLE                    91500
Northwest Bancorp Inc.         COM              667794101     3346   361702 SH       SOLE                   361702
Oregon Trail Financial Corp    COM              685932105      142    11061 SH       SOLE                    11061
Pathfinder Bancorp Inc.        COM              688635101      393    42500 SH       SOLE                    42500
Pennwood Bancorp               COM              70931P101      445    40480 SH       SOLE                    40480
Peoples Bancorp Inc.           COM              895224103      318    32243 SH       SOLE                    32243
Peoples Financial              COM              71103A104      475    52108 SH       SOLE                    52108
Peoples Home Savings Bank      COM              71114P108      130    12000 SH       SOLE                    12000
Perry County Financial         COM              71447Q104     1537    71500 SH       SOLE                    71500
Pulaski Bank                   COM              745361105      225    24000 SH       SOLE                    24000
Sound Federal Bancorp          COM              83607T109     1002   109800 SH       SOLE                   109800
Three Rivers Financial Corp.   COM              88562H107      925    68530 SH       SOLE                    68530
Union Commnity Bancorp         COM              906054101      237    20000 SH       SOLE                    20000
WHG Bancshares                 COM              928949106      605    55000 SH       SOLE                    55000
Webster City Fed Sv            COM              947693107      796    54000 SH       SOLE                    54000
Westwood Homestead Financial C COM              961767100      354    35000 SH       SOLE                    35000
Willow Grove Bancorp           COM              97111E101     1102   113000 SH       SOLE                   113000
Alleghany Corp                 COM              017175100     4239    23052 SH       SOLE                    23052
Associated Group Cl B          CLB              045651205      994    20500 SH       SOLE                    20500
Borg Warner Automotive         COM              099724106    12508   261600 SH       SOLE                   261600
Cardinal Health                COM              14149Y108    12639   191505 SH       SOLE                   191505
Chicago Title Corp             COM              168228104     6260   172103 SH       SOLE                   172103
EMC Insurance Group            COM              268664109     2128   179179 SH       SOLE                   179179
Earthshell Corp.               COM              27032B100      295    30300 SH       SOLE                    30300
Echelon Int'l                  COM              278747100    13341   679800 SH       SOLE                   679800
El Paso Electric Co            COM              283677854     8063  1057400 SH       SOLE                  1057400
Erie Indemnity                 COM              29530P102     4114   149600 SH       SOLE                   149600
Ethyl Corporation              COM              297659104      198    46700 SH       SOLE                    46700
Fiserv Inc                     COM              337738108    20884   389439 SH       SOLE                   389439
Footstar                       COM              344912100      960    30000 SH       SOLE                    30000
Intergraph Corp                COM              458683109      750   111100 SH       SOLE                   111100
Lab Holdings Inc.              COM              505353102     1491    89701 SH       SOLE                    89701
Liberte Investors              COM              530152107      921   277900 SH       SOLE                   277900
Littelfuse Inc.                COM              537008104     3669   199653 SH       SOLE                   199653
Magellan Health Services       COM              161241708      335    80100 SH       SOLE                    80100
McKesson Corp                  COM              581557105    20486   310400 SH       SOLE                   310400
Newport News Shipbuilding      COM              652228107     2041    64400 SH       SOLE                    64400
Octel Corp                     COM              675727101    19878  1622700 SH       SOLE                  1622700
Petrie Stores                  COM              716434105      854   395900 SH       SOLE                   395900
Price Enterprises              COM              741444202     1829   328753 SH       SOLE                   328753
Primex Technologies            COM              741597108    22740  1095908 SH       SOLE                  1095908
Quest Diagnostics              COM              74834L100     4388   197200 SH       SOLE                   197200
Richmond County Financial      COM              764556106     5579   376640 SH       SOLE                   376640
Sbarro Inc.                    COM              805844107     1645    61800 SH       SOLE                    61800
Telephone & Data               COM              879433100    21862   387800 SH       SOLE                   387800
Tower Realty Trust Inc.        COM              89185E109     1577    83300 SH       SOLE                    83300
United Bankshares Inc.         COM              909907107     1263    55200 SH       SOLE                    55200
Varian Medical Systems         COM              92220P105    21774   561900 SH       SOLE                   561900
Walter Industries              COM              93317Q105     8799   782100 SH       SOLE                   782100
Community Savings Bankshares   COM              204041107     1250   100000 SH       SOLE                   100000
NE Pennsylvania Financial      COM              663905107      191    17500 SH       SOLE                    17500
West Essex Bancorp             COM              952698108      230    25000 SH       SOLE                    25000